Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2017
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

26. RELATED PARTY TRANSACTIONS AND BALANCES

A.	Loans to related parties- Loans paid to related parties of the Company, and outstanding balances were as follows:

	Loans paid to Related Parties		Balance of Loans Receivable from Related Parties
	During the years ended December 31,		As of December 31,	As of December 31,
	2017	2016	2017	2016
Related companies of non-controlling investors of Feng Hui	$8,083,119	$4,290,999	$1,244,739	$2,109,780

Interest income derived from the above loans to related parties were $293,395 and $491,080 for the years ended December 31, 2017 and 2016, respectively. These loans were made in the normal course of the Company’s lending operation. The interest rates on the above loans ranged between 12%-17.4% and 17.4%~24.00% for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, 2016 and 2015, a provision for loan losses of $2,412,642, $21,311 and $11,137 was provided for the loans receivable from related parties.

B. Loans received from a cost investment investee

Lender name	Interest rate	Term	December 31, 2017	December 31, 2016
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,841,787	$3,599,831
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,305,072	2,159,899
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,536,715	1,439,932
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,683,572	7,199,662
Total loans from a cost investment investee			$15,367,146	$14,399,324

Interest expense incurred on the above loans for the years ended December 31, 2017, 2016 and 2015 were $1,647,722, $1,818,656 and $1,101,871, respectively. Overdue interest penalty incurred for the year end December 31, 2017 were $882,864.

C.	Guarantees

-	Guarantees of the loans receivable provided by the Company’s shareholders and related parties of the Company, and outstanding balances were as follows:

	For the years ended December 31,		As of December 31,	As of December 31,
Shareholders and related parties	2017	2016	2017	2016
Non-controlling shareholders of the Company	$109,441,744	$110,504,045	$18,967,669	$39,886,130
Related companies of a non-controlling shareholder of the Company	109,414,083	62,383,161	51,510,675	46,456,542
Employee of the Company		75,255	-	-
	$218,855,827	$172,962,461	$70,478,344	$86,342,672

Bank name	Aggregated Principal	As of December 31, 2017	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,451,931	$6,910,343	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,536,715	1,536,715	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,534,444	3,534,444	General manager of the Company and non-controlling shareholders of the Company
	$13,523,090	$11,981,502

Bank name	Aggregated Principal	As of December 31, 2016	Shareholders and related parties
Tianshan Rural Commercial Bank	$8,639,593	$2,879,864	General manager of the Company and a non-controlling shareholder of the Company
Bank of Urumqi Co., Ltd	1,439,932	1,439,932	General manager of the Company and a non-controlling shareholder of the Company
Shanghai Pudong Development Bank	3,311,845	3,311,845	General manager of the Company and non-controlling shareholders of the Company
	$13,391,370	$7,631,641

-	Guarantees of the secured loans and loans from a cost investment investee provided by the Company’s shareholders and related parties of the Company were as follows:

As of and for the year ended December 31, 2017:

Lender name	Principal	As of December 31, 2017	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$15,336,412	$15,336,412	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	15,367,146	15,367,146	Non-controlling shareholders of the Company
	$30,703,558	$30,703,558

As of and for the year ended December 31, 2016:

Lender name	Principal	As of December 31, 2016	Shareholders and related parties
China Great Wall Assets Management Co. Ltd.	$37,495,842	$14,370,526	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd.	28,798,648	14,399,325	Non-controlling shareholders of the Company
	$66,294,490	$28,769,851